Consolidated Statements of Changes in Stockholders' Equity - USD ($)	Common Stock	Additional Paid-In Capital	Retained Earnings / Accumulated Deficit	Total
Beginning balance, shares at Sep. 30, 2015	28,389,477
Beginning balance, value at Sep. 30, 2015	$ 28,389	$ 2,411,791	$ (943,884)	$ 1,496,296
Common stock issued under a private placement memorandum, shares	785,000
Common stock issued under a private placement memorandum, value	$ 785	534,215		535,000
Common stock issued on acquisition, shares	6,000,000
Common stock issued on acquisition, value	$ 6,000	1,898,620		1,904,620
Common stock surrendered by former officer, shares	(2,926,294)
Common stock surrendered by former officer, value	$ (2,926)	2,926
Common stock held by Pacific Oil Company (reverse merger), shares	2,614,747
Common stock held by Pacific Oil Company (reverse merger), value	$ 2,615	(101,671)		(99,056)
Stock based compensation		22,715		22,715
Net loss			(2,135,139)	(2,135,139)
Ending balance, shares at Sep. 30, 2016	34,862,900
Ending balance, value at Sep. 30, 2016	$ 34,863	4,768,596	(3,079,023)	1,724,436
Common stock issued under a private placement memorandum, shares	725,000
Common stock issued under a private placement memorandum, value	$ 725	724,275		725,000
Release of Pacific Oil Company shares for settlement of pre-acquisition liabilities		23,674		23,674
Common stock issued in exchange for services, shares	150,000
Common stock issued in exchange for services, value	$ 150	112,350		112,500
Stock based compensation		50,773		50,773
Net loss			(975,975)	(975,975)
Ending balance, shares at Sep. 30, 2017	35,737,900
Ending balance, value at Sep. 30, 2017	$ 35,738	$ 5,679,668	$ (4,054,998)	1,660,408
Net loss				(270,853)
Ending balance, value at Dec. 31, 2017				$ 1,543,739